CONDENSED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (USD $)	Total	July and August 2008	February 2009	April 2009	June 2009	July 2009	September 2009	February and March 2010	May 2010	January and February 2011	April 2011	Founders	Shares issued for services	Accrued Consulting Fees	Payment of consulting and placement fees	Common Stock	Common Stock July and August 2008	Common Stock February 2009	Common Stock April 2009	Common Stock June 2009	Common Stock July 2009	Common Stock September 2009	Common Stock February and March 2010	Common Stock May 2010	Common Stock January and February 2011	Common Stock April 2011	Common Stock Founders	Common Stock Shares issued for services	Common Stock Placement fees	Common Stock Accrued Consulting Fees	Common Stock Payment of consulting and placement fees	Additional Paid-in Capital	Additional Paid-in Capital July and August 2008	Additional Paid-in Capital February 2009	Additional Paid-in Capital April 2009	Additional Paid-in Capital June 2009	Additional Paid-in Capital July 2009	Additional Paid-in Capital September 2009	Additional Paid-in Capital February and March 2010	Additional Paid-in Capital May 2010	Additional Paid-in Capital January and February 2011	Additional Paid-in Capital April 2011	Additional Paid-in Capital Founders	Additional Paid-in Capital Shares issued for services	Additional Paid-in Capital Placement fees	Additional Paid-in Capital Accrued Consulting Fees	Additional Paid-in Capital Payment of consulting and placement fees	Common Stock Subscribed	Common Stock Subscribed January and February 2011	Deficit Accumulated During the Development Stage
Beginning Balance at Nov. 20, 2003
Common stock issued (in shares)																											6,100,000
Common stock issued												$ 100															$ 610																$ (510)
Contributed services	120,000																															120,000
Net loss	(125,127)																																																	(125,127)
Ending Balance at Dec. 31, 2003	(5,027)															610																119,490																		(125,127)
Ending Balance (in shares) at Dec. 31, 2003																6,100,000
Stock based compensation	24,102																															24,102
Contributed services	192,000																															192,000
Net loss	(253,621)																																																	(253,621)
Ending Balance at Dec. 31, 2004	(42,546)															610																335,592																		(378,748)
Ending Balance (in shares) at Dec. 31, 2004																6,100,000
Stock based compensation	24,100																															24,100
Contributed services	48,000																															48,000
Net loss	(126,968)																																																	(126,968)
Ending Balance at Dec. 31, 2005	(97,414)															610																407,692																		(505,716)
Ending Balance (in shares) at Dec. 31, 2005																6,100,000
Stock based compensation	42,162																															42,162
Contributed services	144,000																															144,000
Net loss	(245,070)																																																	(245,070)
Ending Balance at Dec. 31, 2006	(156,322)															610																593,854																		(750,786)
Ending Balance (in shares) at Dec. 31, 2006																6,100,000
Exercised during the period,Shares																900,000
Exercise of options for cash	2,700															90																2,610
Stock based compensation	24,082																															24,082
Common stock issued (in shares)																1,300,000												735,000
Common stock issued	650,000												367,500			130												74				649,870												367,426
Contributed services	220,000																															220,000
Net loss	(691,199)																																																	(691,199)
Ending Balance at Dec. 31, 2007	416,761															904																1,857,842																		(1,441,985)
Ending Balance (in shares) at Dec. 31, 2007																9,035,000
Exercised during the period,Shares																1,000,000
Exercise of options for cash	500,000															100																499,900
Cost of sales of common stock and warrants	(205,600)																															(205,600)
Shares issued for accrued interest (in shares)																31,718
Shares issued for accrued interest	15,859															3																15,856
Stock based compensation	313,743																															313,743
Common stock issued (in shares)																												100,000
Common stock issued													50,000															10																49,990
Common stock and warrants issued (in shares)																	2,320,000
Common stock and warrants issued		2,320,000															232																2,319,768
Contributed services	50,000																															50,000
Beneficial conversion feature of convertible debt	20,675																															20,675
Net loss	(3,326,261)																																																	(3,326,261)
Ending Balance at Dec. 31, 2008	155,177															1,249																4,922,174																		(4,768,246)
Ending Balance (in shares) at Dec. 31, 2008																12,486,718
Cumulative effect of change in accounting principle	(734,617)																															(444,161)																		(290,456)
Warrants issued for extension of debt maturities	51,865																															51,865
Stock based compensation	1,530,536																															1,530,536
Common stock issued (in shares)																												86,875
Common stock issued													104,119															10																104,109
Common stock and warrants issued (in shares)																		466,674	33,334	1,420,895	604,449	140,002							53,334
Common stock and warrants issued			667,485	50,000	2,038,868	838,084	202,900											46	3	142	60	14							5					667,439	49,997	2,038,726	838,024	202,886							(5)
Common stock and warrants issued upon conversion of note and accrued interest (in shares)																174,165
Common stock and warrants issued upon conversion of note and accrued interest	174,165															18																174,147
Net loss	(5,132,827)																																																	(5,132,827)
Ending Balance at Dec. 31, 2009	(54,245)															1,547																10,135,737																		(10,191,529)
Ending Balance (in shares) at Dec. 31, 2009																15,466,446
Stock based compensation	1,165,450																															1,165,450
Common stock issued as payment for patents and license (in shares)																20,000
Common stock issued as payment for patents and license	46,800															2																46,798
Common stock and warrants issued (in shares)																							533,407	1,347,500					43,632
Common stock and warrants issued								806,210	2,655,500														53	135					4										806,157	2,655,365					(4)
Common stock and warrants subscribed	611,846																																															611,846
Salaries paid with common stock (in shares)																43,479
Salaries paid with common stock	100,000															4																99,996
Exercise of options and warrants (in shares)																150,001
Exercise of options and warrants	125,001															15																124,986
Reclassification of derivative liability upon exercise of warrants	86,307																															86,307
Net loss	(4,257,839)																																																	(4,257,839)
Ending Balance at Dec. 31, 2010	1,285,030															1,760																15,120,792																611,846		(14,449,368)
Ending Balance (in shares) at Dec. 31, 2010																17,604,465
Cost of sales of common stock and warrants	(73,503)																															(73,503)
Stock based compensation	1,290,193																															1,290,193
Common stock and warrants issued (in shares)																									2,241,605	1,363,622			61,498	33,334	152,895
Common stock and warrants issued										3,423,037	2,249,975			60,000	532,702										224	136			6	3	17										4,034,659	2,249,839			(6)	59,997	532,685		(611,846)
Net loss	(5,714,107)																																																	(5,714,107)
Ending Balance at Dec. 31, 2011	3,053,327															2,146																23,214,656																		(20,163,475)
Ending Balance (in shares) at Dec. 31, 2011																21,457,419
Stock based compensation	232,983															0																232,983																0		0
Common stock options issued as payment of accrued compensation	674,130															0																674,130																0		0
Exercise of options and warrants (in shares)																371,304
Exercise of options and warrants	431,003															37																430,966																0		0
Reclassification of derivative liability upon exercise of warrants	426,645															0																426,645																0		0
Net loss	(3,849,295)															0																0																0		(3,849,295)
Ending Balance at Jun. 30, 2012	$ 968,793															$ 2,183																$ 24,979,380																$ 0		$ (24,012,770)
Ending Balance (in shares) at Jun. 30, 2012																21,828,723																																0